Revenues from Contracts with Customers - Schedule of Transaction Price Allocated to Future Performance Obligations (Details) - LNG [Member] - USD ($) $ in Billions		Sep. 30, 2020	Dec. 31, 2019		Dec. 31, 2018 [1]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price			$ 55.0		$ 53.6
Weighted Average Recognition Timing	[2]		10 years		10 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price		$ 52.9	$ 55.0	[1]
Weighted Average Recognition Timing	[2]	9 years	10 years	[1]

[1]	Includes future consideration from agreement contractually assigned to us from Cheniere Marketing.
[2]	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.